Loans - Schedule of Long-Term Loans (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Schedule of Long-Term Loans [LineItems]
Principal Amount		$ 31,300	$ 300,338
Principal Amount		266,048	307,323
Bank of China [Member]
Schedule of Long-Term Loans [LineItems]
Principal Amount	[1]	$ 31,300
Annual Interest Rate	[1]	3.00%
Contract term	[1]	06/30/2025 - 06/30/2027
Bank of China [Member]
Schedule of Long-Term Loans [LineItems]
Annual Interest Rate	[1]	3.00%
Contract term	[1]	06/30/2025 - 06/30/2027
Principal Amount	[1]	$ 266,048
Bank of Communications [Member]
Schedule of Long-Term Loans [LineItems]
Principal Amount	[2]		$ 300,338
Annual Interest Rate	[2]		2.85%
Contract term	[2]		11/27/2023 – 11/27/2025
Bank of China [Member]
Schedule of Long-Term Loans [LineItems]
Annual Interest Rate	[3]		3.00%
Contract term	[3]		06/30/2025 - 06/30/2027
Principal Amount	[3]		$ 307,323

[1]	On June 30, 2025, the Company signed a loan agreement with the Bank of China and obtained a loan of $312,998, with a loan term from June 30, 2025 to June 30, 2027 and a fixed annual interest rate of 3%. In accordance with the repayment plan under the loan agreement, the Company had repaid $15,650 of the loan on December 30, 2025, and shall repay $15,650 respectively on June 30, 2025 and December 30, 2026, with the remaining balance to be repaid on June 30, 2027. In connection with the loan with the Bank of China, Beijing Capital Financing Guarantee Co., Ltd. provided a joint guarantee.
[2]	The loans from Bank of Communications are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date. In connection with the loan with the Bank of Communications, Mr. Lei Xu provided a guarantee for the repayment of the loan.
[3]	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan.